13 Intangible assets (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 2,762,088	R$ 2,740,982	R$ 2,727,497	R$ 2,727,497
BRAZIL
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,521,941	2,510,503
MEXICO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	193,741	178,261
Germany
Disclosure of detailed information about intangible assets [line items]
Intangible assets	22,077
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16	54
Germany
Disclosure of detailed information about intangible assets [line items]
Intangible assets		25,373
UNITED STATES [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 24,313	R$ 26,791